Derivative Financial Instruments (Details) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	$ 7,284	$ 9,618
Derivative Financial Instruments (Textuals)
Cash margin accounts related to derivative instruments recognized	12,292	5,714
Deferred pretax gains included in accumulated other comprehensive income (loss)	9,430	3,128
Tax impact related to deferred gains on cash flow hedges included in accumulated other comprehensive income (loss)	3,430	1,134
Other Current Assets [Member]
Fair value of derivative instruments [Line Items]
Derivative asset designated as hedging instrument	8,831	1,874
Derivative asset not designated as hedging instrument	10,204	2,414
Total derivatives instruments, Other Current Assets	19,035	4,288
Other Current Assets [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative asset designated as hedging instrument	3,408	1,874
Derivative asset not designated as hedging instrument	9,887	2,414
Other Current Assets [Member] | Interest rate contract [Member]
Fair value of derivative instruments [Line Items]
Derivative asset designated as hedging instrument	5,423	0
Other Current Assets [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative asset not designated as hedging instrument	317	0
Other Current Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument	0	9
Derivative liability not designated as hedging instrument	8,636	1,429
Total derivative instruments, Liabilities	8,636	1,438
Other Current Liabilities [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument	0	9
Derivative liability not designated as hedging instrument	5,432	599
Other Current Liabilities [Member] | Interest rate contract [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument	0	0
Other Current Liabilities [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative liability not designated as hedging instrument	3,204	830
Other Noncurrent Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument	1,384
Derivative liability not designated as hedging instrument	0
Total derivative instruments, Liabilities	1,384
Other Noncurrent Liabilities [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument	0
Derivative liability not designated as hedging instrument	0
Other Noncurrent Liabilities [Member] | Interest rate contract [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument	1,384
Other Noncurrent Liabilities [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative liability not designated as hedging instrument	0
Commodity contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	3,994	2,384
Outstanding derivative contracts
Gross contract notional amount	869,107	323,351
Interest rate contract [Member]
Outstanding derivative contracts
Gross contract notional amount	376,000	0
Foreign currency exchange contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	3,290	7,234
Outstanding derivative contracts
Gross contract notional amount	73,158	45,295
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in other comprehensive income (effective portion)	21,082	6,029
Gains reclassified from accumulated other comprehensive income (loss) to cost of products sold (effective portion)	14,780	5,395
Change in accumulated other comprehensive income (loss)	6,302	634
Gains recognized in cost of products sold (ineffective portion)	$ 611	$ 200